Tax	12 Months Ended
Dec. 31, 2024
Tax
Tax

7 Tax

NatWest Group’s corporate income tax charge for the period is set out below, together with a reconciliation to the expected tax charge calculated using the UK standard corporation tax rate and details of the NatWest Group’s deferred tax balances.

For accounting policy information refer to Accounting policies 2.1 and 3.7.

Analysis of the tax charge for the year

The tax charge comprises current and deferred tax in respect of profits and losses recognised or originating in the income statement. Tax on items originating outside the income statement is charged to other comprehensive income or direct to equity (as appropriate) and is therefore not reflected in the table below.

Current tax is tax payable or recoverable in respect of the taxable profit or loss for the year and any adjustments to tax payable in prior years. Deferred tax is explained on page 206.

	2024	2023	2022
Continuing operations	£m	£m	£m
Current tax
Charge for the year	(1,415)	(1,373)	(1,611)
(Under)/over provision in respect of prior years	(145)	(123)	100
	(1,560)	(1,496)	(1,511)
Deferred tax
(Charge)/credit for the year	(343)	(281)	47
UK tax rate change impact	—	—	(10)
Net increase in the carrying value of deferred tax assets in respect of UK, RoI and Netherlands losses	428	385	267
Over/(under) provision in respect of prior years	10	(42)	(68)
Tax charge for the year	(1,465)	(1,434)	(1,275)

7 Tax continued

Factors affecting the tax charge for the year

Taxable profits differ from profits reported in the income statement as certain amounts of income and expense may not be taxable or deductible. In addition, taxable profits may reflect items that have been included outside the income statement (for instance, in other comprehensive income) or adjustments that are made for tax purposes only.

Current tax for the year ended 31 December 2024 is based on rates of 25% for the standard rate of UK corporation tax and 3% for the UK banking surcharge.

The expected tax charge for the year is calculated by applying the standard UK corporation tax rate of 25% (2023 – 23.5% and 2022 – 19%) to the Operating profit or loss before tax in the income statement.

The actual tax charge differs from the expected tax charge as follows:

	2024	2023	2022
Continuing operations	£m	£m	£m
Expected tax charge	(1,549)	(1,452)	(975)
Losses and temporary differences in year where no deferred tax asset recognised	(18)	(56)	(118)
Foreign profits and losses taxed at other rates	37	10	(62)
Items not allowed for tax:
- losses on disposals and write-downs	(22)	(63)	(10)
- UK bank levy	(31)	(27)	(20)
- regulatory and legal actions	(47)	(1)	(7)
- other disallowable items	(61)	(57)	(51)
Non-taxable items:
- foreign exchange recycling on UBIDAC capital reduction	—	114	—
- RPI-related uplift on index linked gilts	18	6	67
- other non-taxable items	11	20	29
Taxable foreign exchange movements	7	9	(19)
Unrecognised losses brought forward and utilised	33	27	6
Net increase/(decrease) in the carrying value of deferred tax assets in respect of:
- UK losses (2)	378	371	272
- RoI losses	—	(1)	(5)
- Netherlands losses	50	15	—
Banking surcharge	(169)	(236)	(447)
Pillar 2 top-up tax	(20)	—	—
Tax on paid-in equity dividends	53	52	43
UK tax rate change impact	—	—	(10)
Adjustments in respect of prior years (1, 2)	(135)	(165)	32
Actual tax charge	(1,465)	(1,434)	(1,275)

(1)Prior year tax adjustments incorporate refinements to tax computations made on submission and agreement with the tax authorities and adjustments to provisions in respect of uncertain tax positions.

(2)Includes a net £61 million benefit from UK group relief and loss relief claims at higher tax rates (refer to the Deferred Tax section below for details of the recent changes in UK tax rates).

7 Tax continued

Global minimum top-up tax

The Group is subject to the global minimum top-up tax under Pillar Two tax legislation. The top-up tax relates to the Group’s operations in Jersey, Guernsey, Isle of Man and Gibraltar where the statutory tax rate is below 15%. The Group recognised a current tax expense of £20 million related to the top-up tax (2023 - £0 million) which is levied on NatWest Group plc.

The Group has applied a temporary mandatory relief from deferred tax accounting for the impacts of the top-up tax and accounts for it as a current tax when it is incurred. In October 2024, Jersey enacted new tax legislation to implement a domestic minimum top-up tax, which is effective from 1 January 2025. As a result, from 2025, The Royal Bank of Scotland International Limited will be liable for the top-up tax in relation to its operations instead of NatWest Group plc.

Judgement: tax contingencies

NatWest Group’s corporate income tax charge and its provisions for corporate income taxes necessarily involve a degree of estimation and judgement. The tax treatment of some transactions is uncertain and tax computations are yet to be agreed with the relevant tax authorities. NatWest Group recognises anticipated tax liabilities based on all available evidence and, where appropriate, in the light of external advice. Any difference between the final outcome and the amounts provided will affect current and deferred income tax charges in the period when the matter is resolved.

Deferred tax

Deferred tax is the tax expected to be payable or recoverable in respect of temporary differences where the carrying amount of an asset or liability differs for accounting and tax purposes. Deferred tax liabilities reflect the expected amount of tax payable in the future on these temporary differences. Deferred tax assets reflect the expected amount of tax recoverable in the future on these differences.

The net deferred tax asset recognised by the NatWest Group is shown below, together with details of the accounting judgements and tax rates that have been used to calculate the deferred tax. Details are also provided of any deferred tax assets or liabilities that have not been recognised on the balance sheet.

Analysis of deferred tax

	2024	2023
	£m	£m
Deferred tax asset	1,876	1,894
Deferred tax liability	(99)	(141)
Net deferred tax asset	1,777	1,753

		Accelerated			Tax losses
		capital	Expense	Financial	carried
	Pension	allowances	provisions	instruments (1)	forward	Other	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2023	(23)	75	82	805	952	60	1,951
(Charge)/credit to income statement:
- continuing operations	(1)	1	(21)	(16)	67	32	62
- discontinued operations	—	—	—	—	—	—	—
Credit/(charge) to other comprehensive income	8	—	—	(249)	—	(17)	(258)
Currency translation and other adjustments	—	—	—	(2)	—	—	(2)
At 1 January 2024	(16)	76	61	538	1,019	75	1,753
Credit/(charge) to income statement:
- continuing operations	3	85	16	(57)	90	(42)	95
- discontinued operations	—	—	—	—	—	—	—
(Charge)/credit to other comprehensive income	(15)	—	—	(77)	—	26	(66)
Currency translation and other adjustments	(1)	—	—	(1)	(3)	—	(5)
At 31 December 2024	(29)	161	77	403	1,106	59	1,777

(1)	The in-year movement predominantly relates to cash flow hedges.

7 Tax continued

Deferred tax assets in respect of carried forward tax losses are recognised if the losses can be used to offset probable future taxable profits after taking into account the expected reversal of other temporary differences. Recognised deferred tax assets in respect of tax losses are analysed further below.

	2024	2023
	£m	£m
UK tax losses carried forward
- NWM Plc	—	—
- NWB Plc	333	362
- RBS plc	685	597
Total	1,018	959
Overseas tax losses carried forward
- UBIDAC	5	5
- NWM N.V.	83	55
	1,106	1,019

Critical accounting policy: Deferred tax

NatWest Group has recognised a deferred tax asset of £1,876 million (2023 - £1,894 million) and a deferred tax liability of £99 million (2023 - £141 million). These include amounts recognised in respect of UK and overseas tax losses of £1,106 million (2023 - £1,019 million).

The main UK corporation tax increased from 19% to 25%, and the UK banking surcharge decreased from 8% to 3%, from 1 April 2023.

Judgement – NatWest Group has considered the carrying value of deferred tax assets and concluded that, based on management’s estimates, sufficient sustainable taxable profits will be generated in future years to recover recognised deferred tax assets.

Estimates – For entities with mature business models and a longer track record of profitability and stable earnings, these estimates are partly based on forecast performance beyond the horizon for management’s detailed plans. They have regard to inherent uncertainties. The deferred tax assets in NWM Plc and UBIDAC are supported substantially by future reversing taxable temporary differences on which deferred tax liabilities are recognised at 31 December 2024.

UK tax losses

Under UK tax rules, tax losses can be carried forward indefinitely. As the recognised tax losses in NatWest Group arose prior to 1 April 2015, credit in future periods is given against 25% of profits at the main rate of UK corporation tax, excluding the Banking Surcharge rate introduced by The Finance (No. 2) Act 2015.

NWM Plc - No deferred tax assets have been recognised at 31 December 2024 (2023 – nil). The basis of recognition in NWM plc is by way of future reversing taxable temporary differences on which deferred tax liabilities are recognised at 31 December 2024. Losses of £5,520 million have not been recognised in the deferred tax balance at 31 December 2024.

NWB Plc – A deferred tax asset of £333 million (2023 - £362 million) has been recognised in respect of losses of £1,333 million of total losses of £2,195 million carried forward at 31 December 2024. The losses arose principally as a result of significant impairment and conduct charges between 2009 and 2012 during challenging economic conditions in the UK banking sector. NWB Plc returned to tax profitability during 2015, and based on a seven year recovery period, expects the deferred tax asset to be utilised against future taxable profits by the end of 2031.

RBS plc – A deferred tax asset of £685 million (2023 - £597 million) has been recognised in respect of losses of £2,740 million of total losses of £2,948 million carried forward at 31 December 2024. The losses were transferred from NatWest Markets Plc as a consequence of the ring fencing regulations. Based on a 7 - year recovery period, RBS plc expects the deferred tax asset to be utilised against future taxable profits by the end of 2031.

Overseas tax losses

UBIDAC – A deferred tax asset of £5 million (2023 - £5 million) has been recognised in respect of losses of £40 million, and is now entirely supported by way of future reversing taxable temporary differences on which deferred tax liabilities are recognised at 31 December 2024.

7 Tax continued

NatWest Markets N.V. (NWM N.V.) - A deferred tax asset of £83 million (2023 - £55 million) has been recognised in respect of losses of £322 million of total losses of £2,308 million carried forward at 31 December 2024. NWM N.V. Group considers it to be probable, based on its 5 - year budget forecast, that future taxable profits will be available against which the tax losses and tax credits can be partially utilised. The tax losses and the tax credits have no expiry date.

Unrecognised deferred tax

Deferred tax assets of £4,960 million (2023 - £5,168 million; 2022 - £5,534 million) have not been recognised in respect of tax losses and other deductible temporary differences carried forward of £23,238 million (2023 - £24,438 million; 2022 - £25,742 million) in jurisdictions where doubt exists over the availability of future taxable profits. Of these losses and other deductible temporary differences, £4,535 million expire after 10 years. The balance of tax losses and other deductible temporary differences carried forward has no expiry date.

Deferred tax liabilities of £269 million (2023 - £256 million; 2022 - £257 million) on aggregate underlying temporary differences of £1,241 million (2023 - £1,005 million; 2022 - £1,010 million) have not been recognised in respect of retained earnings of overseas subsidiaries and held-over gains on the incorporation of certain overseas branches. Retained earnings of overseas subsidiaries are expected to be reinvested indefinitely or remitted to the UK free from further taxation. No taxation is expected to arise in the foreseeable future in respect of held-over gains on which deferred tax is not recognised. UK tax legislation largely exempts from UK tax overseas dividends received.